RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2022
Related party transactions [abstract]
RELATED PARTY TRANSACTIONS
28. RELATED PARTY TRANSACTIONS

Pursuant to IAS 24, the related parties of Ferrari include Exor N.V., and together with its subsidiaries the Exor Group, as well as all entities and individuals capable of exercising control, joint control or significant influence over the Group and its subsidiaries. Related parties also include companies over which the Exor Group is capable of exercising control, joint control or significant influence, including Stellantis N.V., and together with its subsidiaries the Stellantis Group, (previously referred to as Fiat Chrysler Automobiles N.V., FCA or FCA Group, which changed its name to Stellantis as a result of the merger with Peugeot S.A. in January 2021) and CNH Industrial N.V. and its subsidiaries, as well as joint ventures and associates of Ferrari. In addition, members of the Ferrari Board of Directors and executives with strategic responsibilities and their families are also considered related parties.

The Group carries out transactions with related parties on commercial terms that are normal in the respective markets, considering the characteristics of the goods or services involved. Transactions carried out by the Group with these related parties are primarily of a commercial nature and, in particular, these transactions relate to:

Transactions with Stellantis Group companies

•the sale of engines to Maserati S.p.A. (“Maserati”);
•the purchase of engine components for the use in the production of Maserati engines from FCA US LLC;
•transactions with Stellantis Group companies, mainly relating to a technical cooperations agreement with the aim to enhance the quality and competitiveness of their respective products while reducing costs and investments, to services provided by Stellantis Group companies, including human resources, payroll, tax and the procurement of insurance coverage, as well as to sponsorship revenues received.

    Transactions with Exor Group companies (excluding Stellantis Group companies)

•the Group incurs rental costs from Iveco S.p.A., a company belonging to Iveco Group, related to the rental of trucks used by the Formula 1 racing team;
•the Group earns sponsorship revenue from Iveco S.p.A.
    Transactions with other related parties

•the purchase of components for Formula 1 racing cars from COXA S.p.A.;
•consultancy services provided by HPE S.r.l.;
•sponsorship agreement relating to Formula 1 activities with Ferretti S.p.A.;
•sale of cars to certain members of the Board of Directors of Ferrari N.V. and Exor.
In accordance with IAS 24, transactions with related parties also include compensation to Directors and managers with strategic responsibilities.
    The amounts of transactions with related parties recognized in the consolidated income statement are as follows:

	For the years ended December 31,
	2022			2021			2020
	Net revenues	Costs(1)	Net financial expenses	Net revenues	Costs(1)	Net financial expenses	Net revenues	Costs(1)	Net financial expenses
	(€ thousand)
Stellantis Group companies
Maserati	78,946	2,989	—	119,083	2,428	—	100,389	2,981	—
FCA US LLC	14	14,861	—	—	18,465	—	—	13,323	—
Other Stellantis Group companies	10,953	5,950	2,696	11,799	6,238	2,103	9,102	6,057	2,207
Total Stellantis Group companies	89,913	23,800	2,696	130,882	27,131	2,103	109,491	22,361	2,207
Exor Group companies (excluding the Stellantis Group)	282	1,611	—	281	1,014	1	150	1,665	2
Other related parties	3,088	14,121	1	795	15,143	2	549	12,977	10
Total transactions with related parties	93,283	39,532	2,697	131,958	43,288	2,106	110,190	37,003	2,219

Total for the Ferrari Group	5,095,254	3,098,475	49,616	4,270,894	2,434,198	33,257	3,459,790	2,040,925	49,092
______________________________
(1)    Costs include cost of sales, selling, general and administrative costs and other expenses/(income), net.
Non-financial assets and liabilities originating from related party transactions are as follows:

	At December 31,
	2022				2021
	Trade receivables	Trade payables	Other current assets	Other liabilities	Trade receivables	Trade payables	Other current assets	Other liabilities
	(€ thousand)
Stellantis Group companies
Maserati	17,458	4,806	—	2,246	23,267	3,994	—	6,454
FCA US LLC	10	4,637	—	—	—	3,275	—	—
Other Stellantis Group companies	700	1,978	111	1,063	470	3,075	121	1,074
Total Stellantis Group companies	18,168	11,421	111	3,309	23,737	10,344	121	7,528
Exor Group companies (excluding the Stellantis Group)	343	418	68	73	382	1	8	5
Other related parties	673	3,341	499	504	144	3,276	998	1,065
Total transactions with related parties	19,184	15,180	678	3,886	24,263	13,621	1,127	8,598

Total for the Ferrari Group	232,414	902,968	153,183	952,025	185,000	797,832	122,224	726,775
At December 31, 2022 current financial assets with related parties were €4,364 thousand (zero at December 31, 2021) and other financial liabilities with related parties were €429 thousand (zero at December 31, 2021).
Emoluments to Directors and Key Management
The fees of the Directors of Ferrari N.V. are as follows:

	For the years ended December 31,
	2022	2021	2020
	(€ thousand)
Directors of Ferrari N.V.	7,660	6,668	8,151
The aggregate compensation to Directors of Ferrari N.V. for year ended December 31, 2022 was €7,660 thousand (€6,668 thousand in 2021 and €8,151 thousand in 2020), inclusive of the following:

•€5,650 thousand for salary and other short-term benefits (€5,445 thousand in 2021 and €624 thousand in 2020);
•€230 thousand for pension benefits (there were no pension benefits in 2021 or 2020), and
•€1,780 thousand for share-based compensation awarded under the Company’s equity incentive plans and other share-based payments, (€1,223 thousand in 2021 and €7,527 thousand in 2020). See Note 21 “Share-based compensation” for additional information related to the Company’s equity incentive plans. There was no equity-settled compensation for Non-Executive Directors for the years ended December 31, 2022, 2021 and 2020.
The aggregate compensation for members of the FLT (excluding the CEO) in 2022 was €33,935 thousand (€18,728 thousand in 2021 and €14,199 thousand in 2020), inclusive of the following:

•€28,084 thousand for salary and short-term incentives (€14,088 thousand in 2021 and €8,707 thousand in 2020);
•€5,176 thousand for share-based compensation awarded under the Company’s equity incentive plans (€4,241 thousand in 2021 and €5,270 thousand in 2020); and
•€675 thousand for pension contributions (€399 thousand in 2021).
In response to the healthcare crisis caused by the COVID-19 pandemic, the Board of Directors pledged their full cash compensation from April 2020 to the end of 2020 to help fund Company initiatives to support the communities in which Ferrari operates, with the Ferrari Leadership Team donating 25 percent of their salaries for the same period.